Aristotle Floating Rate Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

BANK LOANS - 88.2%	Par	Value
Communications - 3.3%
Arches Buyer, Inc., Senior Secured First Lien, 7.37% (1 mo. SOFR US + 3.25%), 12/06/2027	$26,529,980	$26,622,437
MH Sub I LLC, Senior Secured First Lien
7.97% (1 mo. SOFR US + 4.25%), 05/03/2028	2,842,711	2,651,539
7.97% (1 mo. SOFR US + 4.25%), 12/31/2031	13,441,058	11,565,627
Speedster Bidco GmbH, Senior Secured First Lien, 6.69% (1 mo. SOFR US + 3.00%), 12/10/2031	7,868,066	7,897,571
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.47% (1 mo. SOFR US + 4.75%), 03/15/2030	22,099,793	21,947,857
Zayo Group Holdings, Inc., Senior Secured First Lien
6.83% (or 0.00% PIK) (1 mo. SOFR US + 3.00%), 03/11/2030	58,206,799	55,402,395
6.95% (or 0.00% PIK) (1 mo. SOFR US + 3.00%), 03/11/2030	645,831	614,715
		126,702,141

Consumer Discretionary - 14.2%
Allied Universal Holdco LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 3.25%), 08/20/2032	115,753,283	116,494,683
Alterra Mountain Co., Senior Secured First Lien
6.22% (1 mo. SOFR US + 2.50%), 08/17/2028	53,019,031	53,284,126
6.22% (1 mo. SOFR US + 2.50%), 05/31/2030	11,457,534	11,529,144
Anticimex Global AB, Senior Secured First Lien, 6.56% (SOFR + 2.90%), 11/17/2031	39,061,703	39,305,838
Belron Finance 2019 LLC, Senior Secured First Lien, 6.12% (3 mo. SOFR US + 2.25%), 10/16/2031	15,931,222	16,040,749
Chariot Buyer LLC, Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 09/08/2032	50,246,597	50,408,894
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 01/29/2029	13,983,704	13,996,430
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 05/30/2031	15,039,726	15,086,800
Great Outdoors Group LLC, Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 01/23/2032	6,932,423	6,981,816
Groundworks LLC, Senior Secured 6.73% (1 mo. Term SOFR + 3.00%), 03/14/2031	11,800,000	11,873,750
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 05/04/2028	35,409,600	35,579,034
MIC Glen LLC, Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 07/21/2028	9,937,531	10,027,019
Motion Finco Sarl, Senior Secured First Lien, 7.17% (3 mo. SOFR US + 3.50%), 11/30/2029	11,112,952	9,883,638
Pacific Bells LLC, Senior Secured First Lien, 7.42% (3 mo. SOFR US + 3.75%), 11/10/2028	3,241,875	3,258,765
PPV Intermediate Holdings II LLC, Senior Secured First Lien, 9.57% (or 0.00% PIK) (3 mo. SOFR US + 5.75%), 08/31/2029	10,174,623	10,111,032
Pre-Paid Legal Services, Inc., Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 12/15/2028	12,554,603	12,166,226
Tacala Investment Corp., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 01/31/2031	3,482,412	3,510,707
TRQ Sales LLC, Senior Secured First Lien, 7.61% (1 mo. Term SOFR + 3.25%), 12/30/2032	13,671,358	13,517,555
Wand NewCo 3, Inc., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 01/30/2031	32,642,990	32,714,478
Weber-Stephen Products LLC, Senior Secured First Lien, 7.74% (3 mo. SOFR US + 3.75%), 10/01/2032	39,057,561	39,164,970
Whatabrands LLC, Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 08/03/2028	37,619,545	37,761,183
		542,696,837

Consumer Staples - 0.6%
Opal US LLC, Senior Secured First Lien, 6.69% (3 mo. SOFR US + 3.00%), 04/23/2032	16,234,313	16,356,070
Snacking Investments US LLC, Senior Secured First Lien, 6.84% (1 mo. SOFR US + 3.00%), 10/29/2032	6,250,000	6,296,875
		22,652,945

Financials - 20.1%
Acrisure LLC, Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 11/06/2030	36,133,359	36,150,342
Acuren Delaware Holdco, Inc., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 07/30/2031	16,026,025	16,129,232
Alera Group, Inc., Senior Secured Second Lien, 9.22% (1 mo. SOFR US + 5.50%), 05/31/2033	93,528,384	95,632,773
Apex Group Treasury LLC, Senior Secured First Lien, 7.39% (3 mo. SOFR US + 3.50%), 02/27/2032	23,516,929	22,223,498
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien
6.42% (3 mo. SOFR US + 2.75%), 02/18/2031	896,128	895,945
6.95% (3 mo. SOFR US + 2.75%), 02/18/2031	9,963,661	9,961,619
6.95% (6 mo. SOFR US + 2.75%), 02/18/2031	7,492,169	7,490,633
Ascensus Holdings, Inc., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 08/02/2028	66,384,047	66,397,323
Ascensus Holdings, Inc., Senior Secured Second Lien, 8.92% (3 mo. SOFR US + 5.25%), 11/25/2033	33,500,000	33,667,500
Asurion LLC, Senior Secured First Lien
7.92% (1 mo. SOFR US + 4.00%), 08/21/2028	16,598,609	16,638,113
8.17% (1 mo. SOFR US + 4.25%), 08/21/2028	10,822,179	10,854,484
Asurion LLC, Senior Secured Second Lien, 9.20% (1 mo. SOFR US + 5.25%), 01/22/2029	8,625,000	8,494,417
Broadstreet Partners Group LLC, Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 06/16/2031	42,538,777	42,728,288
CFC USA 2025 LLC, Senior Secured First Lien, 7.74% (3 mo. SOFR US + 3.75%), 07/01/2032	32,125,000	31,362,031
CRC Insurance Group LLC, Senior Secured Second Lien, 8.42% (3 mo. SOFR US + 4.75%), 05/06/2032	107,361,094	109,016,065
Deerfield Dakota Holding, LLC, Senior Secured First Lien
3.00% (3 mo. SOFR US + 3.00%), 09/13/2032	433,303	434,658
6.67% (3 mo. SOFR US + 3.00%), 09/13/2032	51,566,697	51,727,842
Goosehead Insurance Holdings LLC, Senior Secured First Lien, 6.75% (1 mo. SOFR US + 3.00%), 01/08/2032	16,800,359	16,905,361
Hyperion Refinance Sarl, Senior Secured First Lien, 6.49% (1 mo. SOFR US + 2.75%), 04/18/2030	47,558,132	47,743,371
IMA Financial Group, Inc., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 11/01/2028	47,481,667	47,656,162
Kestra Advisor Services Holdings A, Inc., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 03/24/2031	5,486,146	5,503,290
Summit Acquisition, Inc., Senior Secured First Lien
7.22% (1 mo. SOFR US + 3.50%), 10/16/2031	12,886,300	12,999,055
7.42% (1 mo. SOFR US + 3.50%), 10/16/2031	4,300,403	4,338,032
Trucordia Insurance Holdings LLC, Senior Secured First Lien, 7.21% (1 mo. Term SOFR + 3.25%), 06/17/2032	73,939,688	73,569,989
		768,520,023

Health Care - 4.1%
Bausch + Lomb Corp., Senior Secured First Lien
7.72% (1 mo. SOFR US + 4.00%), 09/29/2028	2,989,264	2,996,737
7.78% (1 mo. SOFR US + 3.75%), 01/15/2031	10,916,077	11,044,340
7.97% (1 mo. SOFR US + 4.25%), 01/15/2031	26,469,650	26,780,668
Covetrus, Inc., Senior Secured First Lien, 8.67% (3 mo. SOFR US + 5.00%), 10/15/2029	11,754,329	10,595,175
Curium Bidco Sarl, Senior Secured First Lien
6.67% (3 mo. SOFR US + 3.00%), 08/07/2031	21,701,905	21,946,052
7.00% (3 mo. SOFR US + 3.00%), 08/07/2031	3,892,509	3,936,300
Gainwell Acquisition Corp., Senior Secured First Lien, 7.87% (3 mo. SOFR US + 4.00%), 10/01/2027	69,235,606	68,145,145
PAREXEL International Corp., Senior Secured First Lien, 6.51% (1 mo. Term SOFR + 2.75%), 12/12/2031	11,250,000	11,301,581
		156,745,998

Industrials - 19.8%
Apple Bidco LLC, Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 09/23/2031	11,971,023	12,046,261
Arcline FM Holdings LLC, Senior Secured First Lien, 6.68% (3 mo. Term SOFR + 2.75%), 06/24/2030	1,500,000	1,508,085
BCPE Empire Holdings, Inc., Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 12/26/2030	9,118,719	9,038,930
Brown Group Holding LLC, Senior Secured First Lien
6.22% (1 mo. SOFR US + 2.50%), 07/01/2031	8,528,463	8,580,828
6.47% (1 mo. SOFR US + 2.75%), 07/01/2031	6,465,449	6,505,179
6.57% (3 mo. SOFR US + 2.75%), 07/01/2031	8,851,098	8,905,488
6.59% (3 mo. SOFR US + 2.75%), 07/01/2031	13,716,942	13,801,232
Crosby US Acquisition Corp., Senior Secured First Lien, 7.22% (1 mo. SOFR US + 3.50%), 08/16/2029	68,579,038	68,964,795
DG Investment Intermediate Holdings 2, Inc., Senior Secured First Lien, 7.47% (1 mo. SOFR US + 3.75%), 07/12/2032	1,500,000	1,505,625
Engineered Machinery Holdings, Inc., Senior Secured Second Lien, 10.20% (3 mo. SOFR US + 6.00%), 05/21/2029	16,010,679	16,130,759
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 11/26/2032	9,398,194	9,469,855
FCG Acquisitions, Inc., Senior Secured First Lien, 7.17% (1 mo. SOFR US + 3.25%), 04/03/2028	35,954,630	36,141,415
Filtration Group Corp., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 10/23/2028	91,509,589	92,109,892
Goat Holdco LLC, Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 01/27/2032	24,481,697	24,571,300
Green Infrastructure Partners, Inc., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 09/24/2032	16,625,000	16,687,344
Husky Holdings LLC, First Lien, 7.59% (3 mo. Term SOFR + 3.75%), 02/15/2029 (a)	11,500,000	11,500,000
Husky Injection Molding Systems Ltd., Senior Secured First Lien
7.47% (1 mo. SOFR US + 3.75%), 02/15/2029	12,378,154	12,487,330
7.59% (3 mo. SOFR US + 3.75%), 02/15/2029	12,378,154	12,487,330
Icebox Holdco III, Inc., Senior Secured Second Lien, 10.17% (3 mo. SOFR US + 6.50%), 12/24/2029	19,789,641	20,152,484
Icebox Holdco III, Inc., Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 12/22/2028	8,661,482	8,750,825
Indicor LLC, Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 11/23/2029	47,644,607	47,986,934
Kaman Corp., Senior Secured First Lien
6.32% (3 mo. SOFR US + 2.50%), 02/26/2032	11,526,927	11,587,501
6.43% (3 mo. SOFR US + 2.50%), 02/26/2032	1,862,721	1,872,509
6.54% (3 mo. SOFR US + 2.50%), 02/26/2032	5,998,413	6,029,935
6.54% (6 mo. SOFR US + 2.50%), 02/26/2032	2,153,762	2,165,080
Karman Holdings, Inc., Senior Secured First Lien, 7.17% (3 mo. SOFR US + 3.50%), 04/01/2032	2,244,365	2,268,211
LTI Holdings, Inc., Senior Secured First Lien, 7.47% (1 mo. SOFR US + 3.75%), 07/30/2029	46,786,219	47,132,905
Pinnacle Buyer LLC, Senior Secured First Lien
6.49% (3 mo. SOFR US + 2.50%), 10/01/2032	10,903,226	10,957,796
7.22% (1 mo. Term SOFR + 2.50%), 10/01/2032 (a)	2,096,774	2,107,269
Pro Mach Group, Inc., Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 10/18/2032	36,550,000	36,824,125
Project Aurora US Finco, Inc., Senior Secured First Lien, 6.49% (3 mo. SOFR US + 2.75%), 09/30/2032	4,750,000	4,779,687
Radwell Parent LLC, Senior Secured First Lien, 9.17% (3 mo. SOFR US + 5.50%), 04/01/2029	7,188,429	7,188,429
Signia Aerospace LLC, Senior Secured First Lien
6.44% (3 mo. SOFR US + 2.75%), 12/11/2031	104,481	104,996
6.57% (3 mo. SOFR US + 2.75%), 12/11/2031	4,273,364	4,294,432
6.67% (3 mo. SOFR US + 2.75%), 12/11/2031	3,376,711	3,393,358
7.06% (3 mo. Term SOFR + 2.75%), 12/11/2031 (a)	1,135,310	1,140,907
STS Operating, Inc., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 4.00%), 03/25/2031	7,244,541	7,251,785
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.95% (6 mo. SOFR US + 2.75%), 04/30/2030	50,737,031	51,110,201
TransDigm, Inc., Senior Secured First Lien
6.22% (1 mo. SOFR US + 2.50%), 02/28/2031	15,445,046	15,520,495
6.22% (1 mo. SOFR US + 2.50%), 01/20/2032	9,075,696	9,122,300
6.22% (1 mo. SOFR US + 2.50%), 08/19/2032	92,872,238	93,363,996
		757,547,808

Materials - 2.6%
BradyPlus Holdings LLC, Senior Secured First Lien, 7.19% (3 mo. SOFR US + 3.50%), 12/29/2032	45,925,000	45,513,512
Nouryon Finance BV, Senior Secured First Lien
7.04% (6 mo. SOFR US + 3.25%), 04/03/2028	11,964,422	11,989,367
7.16% (3 mo. SOFR US + 3.25%), 04/03/2028	5,103,147	5,114,298
Proampac PG Borrower LLC, Senior Secured First Lien
7.88% (3 mo. SOFR US + 4.00%), 09/15/2028	5,920,209	5,939,894
7.90% (3 mo. SOFR US + 4.00%), 09/15/2028	7,573,301	7,598,482
Trident TPI Holdings, Inc., Senior Secured First Lien, 7.42% (3 mo. SOFR US + 3.75%), 09/18/2028	7,908,821	7,616,274
Windsor Holdings III LLC, Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 08/01/2030	18,508,847	18,575,386
		102,347,213

Technology - 23.5%
Applied Systems, Inc., Senior Secured Second Lien, 8.17% (3 mo. SOFR US + 4.50%), 02/23/2032	54,375,000	55,437,216
Avalara, Inc., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 03/29/2032	16,708,125	16,799,769
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 11/25/2031	38,448,188	38,580,257
Calabrio, Inc., Senior Secured First Lien, 8.00% (3 mo. SOFR US + 4.00%), 11/26/2032	1,250,000	1,181,250
Central Parent LLC, Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 07/06/2029	20,801,418	17,687,237
CommScope LLC, Senior Secured First Lien, 8.67% (1 mo. SOFR US + 4.75%), 12/17/2029	156,358,278	156,855,498
CoreLogic, Inc., Senior Secured First Lien, 7.45% (1 mo. SOFR US + 3.50%), 06/02/2028	61,093,215	61,231,897
CoreLogic, Inc., Senior Secured Second Lien, 10.45% (1 mo. SOFR US + 6.50%), 06/04/2029	52,422,579	52,990,315
Cotiviti, Inc., Senior Secured First Lien, 7.63% (Fixed Rate), 05/01/2031	11,075,000	10,756,649
Darktrace Finco US LLC, Senior Secured First Lien, 7.19% (3 mo. SOFR US + 3.25%), 10/09/2031	9,632,664	9,680,008
Dayforce, Inc., Senior Secured First Lien, 5.84% (3 mo. SOFR US + 2.00%), 03/03/2031	8,205,757	8,205,757
Delta Topco, Inc., Senior Secured Second Lien
8.94% (3 mo. SOFR US + 5.25%), 11/29/2030	1,894,737	1,872,436
9.11% (1 mo. SOFR US + 5.25%), 11/29/2030	4,105,263	4,056,944
Ellucian Holdings, Inc., Senior Secured Second Lien, 8.47% (1 mo. SOFR US + 4.75%), 11/22/2032	106,323,692	107,453,381
Epicor Software Corp., Senior Secured First Lien, 6.42% (1 mo. Term SOFR + 2.75%), 05/30/2031	25,572,994	25,685,515
Polaris Newco LLC, Senior Secured First Lien, 7.97% (3 mo. SOFR US + 3.75%), 06/05/2028	41,372,884	39,992,271
Proofpoint, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 08/31/2028	127,521,807	128,389,593
RealPage, Inc., Senior Secured First Lien, 7.42% (3 mo. SOFR US + 3.75%), 04/24/2028	67,641,795	67,944,830
Skopima Consilio Parent LLC, Senior Secured First Lien, 7.47% (1 mo. SOFR US + 3.75%), 05/17/2028	11,854,544	10,861,726
UKG, Inc., Senior Secured First Lien, 6.34% (3 mo. SOFR US + 2.50%), 02/10/2031	34,076,393	34,151,531
X Corp., Senior Secured First Lien
10.60% (6 mo. SOFR US + 6.50%), 10/29/2029	21,924,927	21,588,269
9.50% (Fixed Rate), 10/29/2029	27,250,000	27,206,128
		898,608,477
TOTAL BANK LOANS (Cost $3,358,066,519)		3,375,821,442

EXCHANGE TRADED FUNDS - 5.5%	Shares	Value
Invesco Senior Loan ETF (b)	2,917,072	61,258,512
iShares iBoxx $ High Yield Corporate Bond ETF (b)	560,000	45,152,800
State Street Blackstone Senior Loan ETF (b)	1,403,453	57,920,505
State Street SPDR Bloomberg High Yield Bond ETF (b)	465,000	45,202,650
TOTAL EXCHANGE TRADED FUNDS (Cost $206,022,856)		209,534,467

CORPORATE BONDS - 4.9%	Par	Value
Consumer Discretionary - 1.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (c)	9,975,000	10,518,376
PetSmart LLC / PetSmart Finance Corp., 7.50%, 09/15/2032 (c)	21,520,000	21,926,500
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (c)	9,536,725	10,097,770
		42,542,646

Financials - 3.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027 (c)	83,271,000	84,147,752
7.38%, 10/01/2032 (c)	44,135,000	45,817,382
		129,965,134

Industrials - 0.3%
Goat Holdco LLC, 6.75%, 02/01/2032 (c)	14,059,000	14,450,684

Technology - 0.1%
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (c)	3,587,000	3,044,810
TOTAL CORPORATE BONDS (Cost $187,175,923)		190,003,274

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.3%	Par / Shares	Value
Money Market Funds - 2.3%
GS Financial Square Government Fund - Institutional Class, 3.67% (d)	90,008,585	90,008,585

Repurchase Agreements - 2.0%
Clear Street LLC, 3.90%, dated 12/31/2025, matures 01/02/2026, repurchase price $76,625,000 (collateralized by various mortgage backed securities & U.S. Treasuries: total value $75,016,251)	75,000,000	75,000,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $165,008,585)		165,008,585

TOTAL INVESTMENTS - 102.9% (Cost $3,916,273,883)		3,940,367,768
Money Market Deposit Account - 5.7% (e)		217,237,096
Liabilities in Excess of Other Assets - (8.6)%		(329,942,214)
TOTAL NET ASSETS - 100.0%		$3,827,662,650

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CFC - Cooperative Finance Corporation
LLC - Limited Liability Company
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate

(a)
As of December 31, 2025, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $161,344,061.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $190,003,274 or 5.0% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$–	$3,375,821,442	$–	$3,375,821,442
Exchange Traded Funds	209,534,467	–	–	209,534,467
Corporate Bonds	–	190,003,274	–	190,003,274
Investments Purchased with Proceeds from Securities Lending	90,008,585	75,000,000	–	165,008,585
Total Investments	$299,543,052	$3,640,824,716	$–	$3,940,367,768

Refer to the Schedule of Investments for further disaggregation of investment categories.